Segment Information Regarding Depreciation and Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 153	$ 167	$ 164
EPCD
Segment Reporting Information [Line Items]
Depreciation and amortization	109	113	111
FPD
Segment Reporting Information [Line Items]
Depreciation and amortization	38	49	47
Corporate and Other
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 6	$ 5	$ 6